ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Payroll and social security payable	$ 53,221	$ 42,805
Bonus payable	18,636	109,829
Other payables and accrued liabilities	65,429	160,452
Total Accounts Payable and Accrued Liabilities	$ 137,286	$ 313,086